INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

9.      INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)      Investments in joint ventures

Movements in investments in joint ventures are as follows:

	2016	2017
As at January 1,	5,150,887	6,240,200
Capital injections	1,224,912	201,864
A joint venture changed into a subsidiary (note 38 (i))	—	(315,706)
A subsidiary changed into a joint venture (note 39 (f))	—	11,980
Share of profits and losses for the year	(95,508)	8,151
Share of changes in reserves	8,373	(6,105)
Cash dividends declared	(48,464)	(132,760)
As at December 31,	6,240,200	6,007,624

As at December 31, 2016 and 2017, all joint ventures of the Group were unlisted.

As at December 31, 2017, particulars of the Group’s material joint venture is as follows:

Place of
	establishment	Registered		Effective equity interest held
	and	and paid‑in		Ownership	Voting	Profit
Name	operation	capital	Principal activities	interest	power	sharing
Guangxi Huayin Aluminum Co.,Ltd.*(“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/Mainland of China	2,441,987	Manufacturing	33%	33%	33%

Guangxi Huayin, which is considered a material joint venture of the Group, is accounted for using the equity method.

* The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

The following table illustrates the summarized financial information in respect of Guangxi Huayin:

	2016	2017
Cash and cash equivalents	444,104	259,280
Other current assets	1,519,522	1,056,431
Current assets	1,963,626	1,315,711
Non-current assets	6,253,828	5,921,936
Financial liabilities	2,642,830	942,641
Other current liabilities	199,885	258,858
Current liabilities	2,842,715	1,201,499
Non-current liabilities	1,866,613	1,383,866
Net assets	3,508,126	4,652,282
Non-controlling interests	—	—
Reconciliation to the Group's interest in the joint venture:
Proportion of the Group's ownership	33%	33%
Group's share of net assets of the joint venture	1,157,682	1,535,253
Carrying amount of the investment	1,157,682	1,535,253

	2015	2016	2017
Revenue	4,234,157	4,008,925	5,547,895
Gross profit	706,818	531,785	1,844,116
Interest income	5,004	2,944	31,754
Depreciation and amortization	524,436	509,510	524,090
Interest expenses	227,592	169,745	132,273
Profit before income tax	189,720	173,690	1,507,883
Income tax	47,914	35,312	214,264
Profit and total comprehensive income for the year	141,806	138,378	1,293,619
Other comprehensive income	—	—	—
Dividend received	—	—	40,260

The following table illustrates the aggregate financial information of the Group’s joint ventures that are not individually material:

	2016	2017
Share of the joint ventures' profits and losses for the year	(141,173)	(418,743)
Share of the joint ventures' total comprehensive income	(141,173)	(418,743)
Aggregate carrying amount of the Group's investments in joint ventures	5,082,518	4,472,371

As at December 31, 2017, there were no proportionate interests of the Group in the joint ventures’ capital commitments (December 31, 2016: RMB3 million).

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)      Investments in associates

Movements in investments in associates are as follows:

	2016	2017
As at January 1,	5,602,701	5,926,533
Capital injections	511,151	857,317
Deemed disposal of a subsidiary (note 39 (e))	—	100,092
A subsidiary changed into an associate (note 39 (d))	—	240,258
An investment in an associate changed into an available-for-sale financial investment	(176,774)	—
Share of profits and losses for the year	115,091	(165,249)
Cash dividends declared	(65,603)	(26,330)
Share of changes in reserves	596	2,409
Other decrease of investment in an associate	(60,629)	—
As at December 31,	5,926,533	6,935,030

As at December 31, 2017, all associates of the Group were unlisted.

As at December 31, 2016, particulars of the Group's material associate are as follows:

Effective equity
interest held
Place of
	establishment	Registered
	and	and	Principal	Ownership	Voting	Profit
Name	operation	paid‑in capital	activities	interest	power	sharing
Ling Wu Power	PRC/Mainland of China	Registered capital 1,300,000 Paid-in capital 2,050,239	Thermal power generation	35%	35%	35%

Ling Wu Power, which is considered a material associate of the Group in 2016, is accounted for using the equity method.

The following table illustrates the summarized financial information in respect of Ling Wu Power:

	2016	2017
Cash and cash equivalents	26,191	10,629
Other current assets	705,994	948,443
Current assets	732,185	959,072
Non-current assets	8,781,399	8,151,428
Financial liabilities	1,521,912	1,885,097
Other current liabilities	6,011	18,129
Current liabilities	1,527,923	1,903,226
Non-current liabilities	4,126,278	3,469,266
Net assets	3,859,383	3,738,008
Non-controlling interests	—	—
Reconciliation to the Group's interest in the associate:
Proportion of the Group's ownership	35%	35%
Group's share of net assets of the associate	1,350,784	1,308,303
Carrying amount of the investment	1,350,784	1,308,303

	2015	2016	2017
Revenue	4,319,345	3,297,397	3,723,669
Gross profit	1,190,966	524,930	79,200
Interest income	2,140	1,320	1,513
Depreciation and amortization	610,910	608,345	609,240
Interest expenses	312,128	251,838	213,983
Profit/ (Loss) before income tax	629,564	327,481	(154,054)
Income tax expense/ (benefits)	75,404	74,911	(32,679)
Profit and total comprehensive income/ (loss) for the year	554,160	252,570	(121,375)
Other comprehensive income	—	—	-
Dividend received	289,605	—	-

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	2016	2017
Share of the associates' profits and losses	26,692	(122,768)
Share of the associates' total comprehensive income	26,692	(122,768)
Aggregate carrying amount of the Group's investments in the associates	4,575,749	5,626,727

As at December 31, 2017, the proportionate interests of the Group in the associates’ capital commitments amounted to RMB760 million (December 31, 2016: Nil)

There were no material contingent liabilities relating to the Group’s interests in the associates and the associates themselves.